Average Annual Total Returns{- Fidelity Small Cap Stock K6 Fund} - 04.30 Fidelity Small Cap Stock K6 Fund PRO-04 - Fidelity Small Cap Stock K6 Fund	Fidelity Small Cap Stock K6 Fund Return Before Taxes Past 1 year	Fidelity Small Cap Stock K6 Fund Return Before Taxes Since Inception		RS002 Past 1 year	RS002 Since Inception
Total	14.68%	11.01%	[1]	19.96%	11.90%	[1]

[1]	(a)From May 25, 2017